Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.6%

Collateralized Mortgage Obligations — 7.3%

Mortgage Securities — 7.3%
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 2.859%, (1-Month LIBOR + 0.60%) due 5/25/35(a)	$51,180	$40,846
Connecticut Avenue Securities Trust 2019-HRP1
Series 2019-HRP1 M2, 4.409%, (1-Month LIBOR + 2.15%) due 11/25/39(a)	601,170	588,243
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02 2M2, 4.259%, (1-Month LIBOR + 2.00%) due 1/25/40(a)	204,932	202,882
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1M2, 3.064%, (SOFR30A + 1.55%) due 10/25/41(a)	264,445	252,862
Connecticut Avenue Securities Trust 2022-R04
Series 2022-R04 1M2, 4.614%, (SOFR30A + 3.10%) due 3/25/42(a)	95,000	91,443
Fannie Mae Connecticut Avenue Securities
Series 2015-C04 2M2, 7.809%, (1-Month LIBOR + 5.55%) due 4/25/28(a)	25,817	26,999
Series 2016-C01 1M2, 9.009%, (1-Month LIBOR + 6.75%) due 8/25/28(a)	60,335	63,424
Series 2017-C02 2M2C, 5.909%, (1-Month LIBOR + 3.65%) due 9/25/29(a)	245,000	249,360
Series 2017-C04 2M2, 5.109%, (1-Month LIBOR + 2.85%) due 11/25/29(a)	132,055	133,045
Series 2017-C07 1B1, 6.259%, (1-Month LIBOR + 4.00%) due 5/25/30(a)	535,000	549,828
Series 2018-C01 1B1, 5.809%, (1-Month LIBOR + 3.55%) due 7/25/30(a)	1,055,000	1,072,187
Series 2021-R02 2M2, 3.514%, (SOFR30A + 2.00%) due 11/25/41(a)	203,045	187,309
Freddie Mac Pool
Series 2022-SD8215 4.000%, due 5/1/52	988,372	994,362
Freddie Mac STACR Remic Trust 2020-DNA2
Series 2020-DNA2 M2, 4.109%, (1-Month LIBOR + 1.85%) due 2/25/50(a)	61,112	60,733
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 4.564%, (SOFR30A + 3.05%) due 1/25/34(a)	295,000	263,678
Series 2021-DNA5 M2, 3.164%, (SOFR30A + 1.65%) due 1/25/34(a)	50,922	49,980
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 4.914%, (SOFR30A + 3.40%) due 10/25/41(a)	215,000	197,043
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2021-HQA1 M2, 3.764%, (SOFR30A + 2.25%) due 8/25/33(a)	795,000	742,729
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 4.664%, (SOFR30A + 3.15%) due 12/25/33(a)	50,000	41,500
Series 2021-HQA2 M2, 3.564%, (SOFR30A + 2.05%) due 12/25/33(a)	575,000	525,457
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 4.864%, (SOFR30A + 3.35%) due 9/25/41(a)	710,000	631,056
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 4.914%, (SOFR30A + 3.40%) due 1/25/42(a)	410,000	358,746
Series 2022-DNA1 M1B, 3.364%, (SOFR30A + 1.85%) due 1/25/42(a)	155,000	142,988
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 3.914%, (SOFR30A + 2.40%) due 2/25/42(a)	325,000	307,125
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 4.414%, (SOFR30A + 2.90%) due 4/25/42(a)	685,000	664,729
Freddie Mac STACR Trust 2018-DNA2
Series 2018-DNA2 B1, 5.959%, (1-Month LIBOR + 3.70%) due 12/25/30(a)	585,000	583,536
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 6.609%, (1-Month LIBOR + 4.35%) due 3/25/49(a)	375,000	382,850
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2, 4.559%, (1-Month LIBOR + 2.30%) due 9/25/30(a)	582,717	584,512
Series 2021-DNA2 B1, 4.914%, (SOFR30A + 3.40%) due 8/25/33(a)	435,000	392,312
Series 2021-DNA2 M2, 3.814%, (SOFR30A + 2.30%) due 8/25/33(a)	455,000	440,837
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 2.560%, (1-Month LIBOR + 0.44%) due 5/19/35(a)	71,508	65,460
Mello Mortgage Capital Acceptance
Series 2021-MTG2 A1, 2.500%, due 6/25/51(a) (b)	84,761	74,681
Mello Warehouse Securitization Trust 2020-2
Series 2020-2 A, 3.059%, (1-Month LIBOR + 0.80%) due 11/25/53(a)	114,000	113,299
Mello Warehouse Securitization Trust 2021-1
Series 2021-1 A, 2.324%, (1-Month LIBOR + 0.70%) due 2/25/55(a)	200,000	194,387
Series 2021-1 B, 2.524%, (1-Month LIBOR + 0.90%) due 2/25/55(a)	225,000	218,136
NewRez Warehouse Securitization Trust 2021-1
Series 2021-1 A, 3.009%, (1-Month LIBOR + 0.75%) due 5/25/55(a)	450,000	442,766
STACR Trust 2018-HRP2
Series 2018-HRP2 M3, 4.659%, (1-Month LIBOR + 2.40%) due 2/25/47(a)	333,000	330,246
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 3.139%, (1-Month LIBOR + 0.88%) due 11/25/34(a)	62,571	57,158
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 1.691%, (12MTA + 1.05%) due 8/25/46(a)	65,655	59,484
		12,378,218

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Total Collateralized Mortgage Obligations
(Cost $12,515,648)		$12,378,218

Commercial Asset-Backed Securities — 9.2%

Asset Backed Securities — 9.2%
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	615,000	583,417
American Credit Acceptance Receivables Trust 2021-3
Series 2021-3 D, 1.340%, due 11/15/27	75,000	70,282
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	75,000	69,956
AMSR 2020-SFR1 Trust
Series 2020-SFR1 A, 1.819%, due 4/17/37	379,636	362,159
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	616,337
AMSR 2020-SFR4 Trust
Series 2020-SFR4 A, 1.355%, due 11/17/37	390,000	364,913
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	500,000	463,916
Series 2021-1A A, 1.380%, due 8/20/27	100,000	89,892
Series 2021-1A B, 1.630%, due 8/20/27	315,000	281,098
CarMax Auto Owner Trust 2021-4
Series 2021-4 A4, 0.820%, due 4/15/27	330,000	307,698
Carmax Auto Owner Trust 2022-3
Series 2022-3 A3, 3.970%, due 4/15/27	435,000	437,301
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	563,879	495,905
Series 2020-1 B1, 2.280%, due 7/15/60	754,813	691,191
Series 2020-1 B2, 2.600%, due 7/15/60	266,946	234,611
Series 2021-1A A1, 1.530%, due 3/15/61	260,416	233,212
Series 2021-1A B1, 1.980%, due 3/15/61	274,884	239,951
CPS Auto Receivables Trust 2019-C
Series 2019-C E, 4.300%, due 7/15/25	500,000	493,372
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	515,454
Drive Auto Receivables Trust 2021-1
Series 2021-1 D, 1.450%, due 1/16/29	475,000	448,471
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	85,000	79,151
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	520,000	531,215
FirstKey Homes 2020-SFR1 Trust
Series 2020-SFR1 A, 1.339%, due 8/17/37	539,665	505,726
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	248,116	231,478
FirstKey Homes 2021-SFR1 Trust
Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	90,470
FirstKey Homes 2021-SFR2 Trust
Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	88,937
Flagship Credit Auto Trust 2020-4
Series 2020-4 C, 1.280%, due 2/16/27	100,000	96,431
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	267,767
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-2 A, 1.060%, due 4/15/33	100,000	92,081
Ford Credit Floorplan Master Owner Trust A
Series 2018-4 A, 4.060%, due 11/15/30	560,000	567,011
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-2A D, 1.420%, due 4/15/27	430,000	395,263
GLS Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	175,000	159,361
GLS Auto Receivables Issuer Trust 2021-4
Series 2021-4A C, 1.940%, due 10/15/27	550,000	518,715
GM Financial Revolving Receivables Trust 2021-1
Series 2021-1 A, 1.170%, due 6/12/34	450,000	409,447
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	500,000	452,329
Series 2021-2A B, 2.120%, due 12/27/27	100,000	89,524
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	599,615
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	97,848	89,104
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	84,260
Navient Private Education Refi Loan Trust 2021-E
Series 2021-EA B, 2.030%, due 12/16/69	100,000	81,847
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	485,329
Progress Residential 2020-SFR3 Trust
Series 2020-SFR3 A, 1.294%, due 10/17/27	99,714	92,908
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	335,000	337,321
Santander Drive Auto Receivables Trust 2020-4
Series 2020-4 D, 1.480%, due 1/15/27	85,000	81,790
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	555,000	521,975
Santander Drive Auto Receivables Trust 2022-2
Series 2022-2 B, 3.440%, due 9/15/27	440,000	431,643
Santander Revolving Auto Loan Trust 2019-A
Series 2019-A A, 2.510%, due 1/26/32	550,000	529,128
Synchrony Card Funding LLC
Series 2022-A1 A, 3.370%, due 4/15/28	330,000	330,265
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	258,700	212,301
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	269,450	249,559
		15,701,087
Total Commercial Asset-Backed Securities
(Cost $16,042,579)		15,701,087

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 6.4%

Mortgage Securities — 6.4%
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Series 2021-MF2 A5, 2.513%, due 6/15/54	$100,000	$88,044
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-MF3 A5, 2.575%, due 10/15/54	100,000	88,227
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 4.959%, (TSFR1M + 3.00%) due 1/15/39(a)	100,000	94,539
Series 2022-DKLX E, 6.086%, (TSFR1M + 4.13%) due 1/15/39(a)	305,000	284,250
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 2.604%, (1-Month LIBOR + 0.35%) due 12/25/36(a)	64,778	59,648
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-BOCA A, 3.728%, (TSFR1M + 1.77%) due 5/15/39(a)	370,000	362,139
BX 2021-MFM1
Series 2021-MFM1 A, 2.699%, (1-Month LIBOR + 0.70%) due 1/15/34(a)	475,000	459,570
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-ACNT B, 3.250%, (1-Month LIBOR + 1.25%) due 11/15/38(a)	360,000	343,742
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 3.099%, (1-Month LIBOR + 1.10%) due 9/15/36(a)	295,000	275,721
Series 2021-VOLT D, 3.649%, (1-Month LIBOR + 1.65%) due 9/15/36(a)	260,000	245,989
BX Commercial Mortgage Trust 2021-XL2
Series 2021-XL2 A, 2.688%, (1-Month LIBOR + 0.69%) due 10/15/38(a)	429,393	412,468
BX Trust 2018-BILT
Series 2018-BILT A, 2.799%, (1-Month LIBOR + 0.80%) due 5/15/30(a)	200,000	193,959
BX Trust 2021-LBA
Series 2021-LBA AJV, 2.800%, (1-Month LIBOR + 0.80%) due 2/15/36(a)	160,000	152,976
BX Trust 2021-RISE
Series 2021-RISE C, 3.449%, (1-Month LIBOR + 1.45%) due 11/15/36(a)	342,000	323,981
BXHPP Trust 2021-FILM
Series 2021-FILM B, 2.899%, (1-Month LIBOR + 0.90%) due 8/15/36(a)	615,000	566,936
Series 2021-FILM C, 3.099%, (1-Month LIBOR + 1.10%) due 8/15/36(a)	100,000	91,698
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a) (b)	215,000	210,000
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	365,000	360,981
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	98,774
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	88,493
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 3.150%, (1-Month LIBOR + 1.15%) due 10/15/43(a)	425,000	410,037
Extended Stay America Trust 2021-ESH
Series 2021-ESH B, 3.380%, (1-Month LIBOR + 1.38%) due 7/15/38(a)	308,104	299,581
Series 2021-ESH D, 4.250%, (1-Month LIBOR + 2.25%) due 7/15/38(a)	298,165	288,032
FREMF 2017-K056 Mortgage Trust
Series 2017-K65 C, 4.075%, due 7/25/50(a) (b)	280,000	271,127
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 C, 3.753%, due 11/25/50(a) (b)	400,000	380,427
FREMF 2018-K733 Mortgage Trust
Series 2018-K73 B, 3.854%, due 2/25/51(a) (b)	100,000	97,786
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 B, 4.128%, due 6/25/51(a) (b)	20,000	19,687
FREMF 2018-K79 Mortgage Trust
Series 2018-K79 B, 4.211%, due 7/25/51(a) (b)	20,000	19,770
FREMF 2019-K90 Mortgage Trust
Series 2019-K90 C, 4.314%, due 2/25/52(a) (b)	420,000	406,159
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.645%, due 10/25/52(a) (b)	75,000	71,100
Hawaii Hotel Trust 2019-MAUI
Series 2019-MAUI A, 3.149%, (1-Month LIBOR + 1.15%) due 5/15/38(a)	240,000	233,673
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	93,136
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	349,443
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	400,000	359,871
Series 2020-1MW D, 2.335%, due 9/10/39(a) (b)	260,000	221,218
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 5.509%, (1-Month LIBOR + 3.25%) due 10/15/49(a)	539,292	504,244
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	975,000	862,441
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	769,000	677,706
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-C6 B, 3.875%, due 4/10/46(a) (b)	120,000	116,952
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	99,316
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.058%, due 8/17/36(a) (b)	100,000	98,091

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	$165,000	$160,729
		10,842,661
Total Commercial Mortgage-Backed Securities
(Cost $11,159,274)		10,842,661

Corporate Bonds — 30.3%

Airlines — 2.1%
American Airlines 2013-2 Class A Pass Through Trust
Series 2013-2, 4.950%, due 1/15/23	63,637	62,430
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1B, 3.850%, due 2/15/28	397,136	335,487
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1B, 3.950%, due 7/11/30	295,000	243,085
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	339,912
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	355,000	350,562
4.750%, due 10/20/28	610,000	595,786
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, 2.750%, due 5/15/32	863,556	760,095
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	485,000	489,845
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	437,958	441,556
		3,618,758
Auto Manufacturers — 2.1%
Ford Motor Co.
4.750%, due 1/15/43	45,000	37,069
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	920,000	872,804
General Motors Co.
5.200%, due 4/1/45	205,000	177,363
5.600%, due 10/15/32	355,000	354,470
General Motors Financial Co., Inc.
2.350%, due 1/8/31(c)	640,000	515,385
4.300%, due 4/6/29	475,000	450,207
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	315,407
1.850%, due 9/16/26	995,000	855,903
		3,578,608
Banks — 7.8%
Bank of America Corp.
2.496%, (3-Month LIBOR + 0.99%) due 2/13/31(a)	80,000	69,845
2.572%, (SOFR + 1.21%) due 10/20/32(a)	630,000	540,037
2.687%, (SOFR + 1.32%) due 4/22/32(a)	440,000	382,785
3.384%, (SOFR + 1.33%) due 4/2/26(a)	155,000	151,402
3.419%, (3-Month LIBOR + 1.04%) due 12/20/28(a)	555,000	531,033
3.974%, (3-Month LIBOR + 1.21%) due 2/7/30(a)	245,000	237,177
Bank of New York Mellon Corp. (The)
4.414%, (SOFR + 1.35%) due 7/24/26(a)	925,000	940,359
Citigroup, Inc.
2.836%, (SOFR + 1.28%) due 2/24/28(a)	225,000	216,355
3.980%, (3-Month LIBOR + 1.34%) due 3/20/30(a)	90,000	87,138
4.125%, due 7/25/28	710,000	706,605
4.910%, (SOFR + 2.09%) due 5/24/33(a)	415,000	427,560
5.300%, due 5/6/44	60,000	60,923
Series W, 4.000%, (5 Year US CMT T-Note + 3.60%) due 3/10/71(a)	70,000	65,074
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%) due 2/15/71(a)	235,000	206,936
Citizens Financial Group, Inc.
Series G, 4.000%, (5 Year US CMT T-Note + 3.22%) due 10/6/70(a)	250,000	210,738
Fifth Third Bancorp
4.772%, (SOFR + 2.13%) due 7/28/30(a)	860,000	874,210
First Horizon Bank
5.750%, due 5/1/30	425,000	444,521
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%) due 10/21/27(a)	515,000	469,989
3.102%, (SOFR + 1.41%) due 2/24/33(a)	845,000	755,061
3.500%, due 11/16/26	340,000	332,904
Series V, 4.125%, (5 Year US CMT T-Note + 2.95%) due 5/10/71(a)	185,000	162,760
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%) due 6/1/28(a)	705,000	642,705
2.688%, (SOFR + 1.18%) due 2/24/28(a)	220,000	211,994
4.323%, (SOFR + 1.56%) due 4/26/28(a)	640,000	642,642
Morgan Stanley
2.484%, (SOFR + 1.36%) due 9/16/36(a)	695,000	562,287
2.511%, (SOFR + 1.20%) due 10/20/32(a)	795,000	682,108
2.630%, (SOFR + 0.94%) due 2/18/26(a)	225,000	216,753
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	356,407
SVB Financial Group
4.570%, (SOFR + 1.97%) due 4/29/33(a)	365,000	353,424
Series C, 4.000%, (5 Year US CMT T-Note + 3.20%) due 8/15/71(a)	300,000	243,195
Texas Capital Bancshares, Inc.
4.000%, (5 Year US CMT T-Note + 3.15%) due 5/6/31(a)	240,000	218,691
US Bancorp
4.548%, (SOFR + 1.66%) due 7/22/28(a)	720,000	738,815
Wells Fargo & Co.
4.897%, (SOFR + 2.10%) due 7/25/33(a)	930,000	964,031
		13,706,464
Building Materials — 0.0%(d)
Owens Corning
4.400%, due 1/30/48	85,000	72,038

Chemicals — 0.4%
Huntsman International LLC
4.500%, due 5/1/29	370,000	351,869
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	324,264
		676,133
Commercial Services — 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26	275,000	266,467
S&P Global, Inc.
4.250%, due 5/1/29	180,000	183,915
Service Corp. International
3.375%, due 8/15/30(c)	390,000	346,613

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
United Rentals North America, Inc.
3.875%, due 2/15/31(c)	$265,000	$241,818
		1,038,813
Computers — 1.3%
Apple, Inc.
2.700%, due 8/5/51	560,000	439,686
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	490,000	366,148
4.900%, due 10/1/26	480,000	491,568
5.300%, due 10/1/29	490,000	496,951
5.450%, due 6/15/23	28,000	28,305
NCR Corp.
6.125%, due 9/1/29	385,000	374,823
		2,197,481
Consumer Discretionary — 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25	230,000	230,000

Diversified Financial Services — 1.8%
Air Lease Corp.
3.250%, due 3/1/25	460,000	444,705
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%) due 9/15/70(a)	420,000	334,839
Ally Financial, Inc.
8.000%, due 11/1/31	415,000	469,435
Series C, 4.700%, (7 Year US CMT T-Note + 3.48%) due 8/15/71(a)	520,000	410,250
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	577,205
Capital One Financial Corp.
5.247%, (SOFR + 2.60%) due 7/26/30(a)	310,000	314,084
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	340,577
4.000%, due 9/15/30(c)	245,000	192,325
		3,083,420
Electric — 1.6%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	431,540
4.700%, due 5/15/32	250,000	256,566
5.250%, due 5/15/52	375,000	398,398
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	425,000	432,516
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	285,000	268,666
Edison International
Series B, 5.000%, (5 Year US CMT T-Note + 3.90%) due 3/15/71(a)	510,000	430,228
PPL Electric Utilities Corp.
3.950%, due 6/1/47	215,000	198,328
		2,416,242
Environmental Control — 0.5%
Clean Harbors, Inc.
4.875%, due 7/15/27	160,000	158,856
Waste Connections, Inc.
2.200%, due 1/15/32	730,000	625,285
		784,141
Food — 1.1%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	515,000	500,295
5.750%, due 4/1/33	460,000	455,087
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	29,831
5.000%, due 7/15/35	324,000	330,865
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	143,028
4.250%, due 2/1/27	265,000	258,222
		1,717,328
Home Builders — 0.7%
Lennar Corp.
4.750%, due 11/29/27	590,000	595,368
Toll Brothers Finance Corp.
3.800%, due 11/1/29	570,000	512,392
		1,107,760
Insurance — 1.0%
Athene Global Funding
2.500%, due 3/24/28	775,000	676,938
Equitable Holdings, Inc.
4.350%, due 4/20/28	480,000	483,405
Hartford Financial Services Group, Inc. (The)
Series ICON, 3.536%, (3-Month LIBOR + 2.13%) due 2/12/47(a)	50,000	40,563
Lincoln National Corp.
3.801%, (3-Month LIBOR + 2.36%) due 5/17/66(a)	50,000	38,500
Protective Life Corp.
8.450%, due 10/15/39	138,000	174,912
Prudential Financial, Inc.
5.125%, (5 Year US CMT T-Note + 3.16%) due 3/1/52(a)	320,000	305,576
Willis North America, Inc.
2.950%, due 9/15/29	80,000	71,080
		1,790,974
Internet — 0.4%
Expedia Group, Inc.
3.250%, due 2/15/30	725,000	626,135
VeriSign, Inc.
4.750%, due 7/15/27	50,000	49,686
		675,821
Lodging — 0.6%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	455,000	441,919
Marriott International, Inc./Md
Series R, 3.125%, due 6/15/26	530,000	511,380
		953,299
Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	825,000	579,924
DISH DBS Corp.
5.750%, due 12/1/28	415,000	336,669
Fox Corp.
5.576%, due 1/25/49	375,000	379,900
Match Group Holdings II LLC
3.625%, due 10/1/31	290,000	247,730
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	493,382
		2,037,605
Mining — 0.1%
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	225,000	210,914

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Office/Business Equipment — 0.0%(d)
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	$50,000	$42,999

Packaging & Containers — 0.5%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	741,199
Sealed Air Corp.
5.125%, due 12/1/24	205,000	207,563
		948,762
Pharmaceuticals — 0.1%
Becton Dickinson and Co.
4.669%, due 6/6/47	75,000	74,452
CVS Health Corp.
4.780%, due 3/25/38	65,000	65,044
CVS Pass-Through Trust
5.926%, due 1/10/34	135,533	142,037
Viatris, Inc.
3.850%, due 6/22/40	50,000	36,482
4.000%, due 6/22/50	50,000	34,676
		352,691
Real Estate — 0.3%
Iron Mountain, Inc.
5.250%, due 7/15/30	280,000	261,948
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.250%, due 4/15/30	230,000	183,448
		445,396
REITS — 2.1%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	285,000	260,356
American Homes 4 Rent LP
2.375%, due 7/15/31	425,000	350,255
American Tower Corp.
3.375%, due 5/15/24	445,000	441,211
Digital Realty Trust LP
3.600%, due 7/1/29	710,000	669,738
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	415,000	325,691
Iron Mountain, Inc.
4.875%, due 9/15/29	205,000	188,143
Office Properties Income Trust
2.400%, due 2/1/27	530,000	420,868
4.500%, due 2/1/25	155,000	145,776
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	48,223
4.375%, due 1/15/27	540,000	494,965
		3,345,226
Retail — 1.4%
AutoNation, Inc.
4.750%, due 6/1/30	515,000	497,612
Bath & Body Works, Inc.
9.375%, due 7/1/25	121,000	126,466
Lowe's Cos., Inc.
1.700%, due 9/15/28	540,000	479,876
Nordstrom, Inc.
4.250%, due 8/1/31	455,000	368,509
QVC, Inc.
4.375%, due 9/1/28	390,000	304,200
Starbucks Corp.
4.450%, due 8/15/49	300,000	283,865
Victoria's Secret & Co.
4.625%, due 7/15/29	215,000	177,977
		2,238,505
Semiconductors — 0.2%
Broadcom, Inc.
5.000%, due 4/15/30	315,000	318,329

Software — 0.9%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	297,797
Fidelity National Information Services, Inc.
5.100%, due 7/15/32	385,000	399,866
MSCI, Inc.
3.250%, due 8/15/33	500,000	433,165
Oracle Corp.
3.650%, due 3/25/41	335,000	260,094
		1,390,922
Sovereign — 0.1%
Freddie Mac Pool
1.550%, due 11/20/31	180,000	154,327

Telecommunications — 1.2%
AT&T, Inc.
3.500%, due 9/15/53	800,000	632,438
Level 3 Financing, Inc.
3.400%, due 3/1/27	80,000	72,198
3.750%, due 7/15/29	50,000	41,375
Lumen Technologies, Inc.
4.000%, due 2/15/27	50,000	46,001
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	422,813	424,892
T-Mobile USA, Inc.
2.625%, due 2/15/29	295,000	264,025
Verizon Communications, Inc.
4.016%, due 12/3/29	435,000	436,543
		1,917,472
Transportation — 0.1%
FedEx Corp.
5.250%, due 5/15/50(c)	205,000	213,575

Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	285,000	229,061

Total Corporate Bonds
(Cost $53,467,786)		51,493,064
Foreign Bonds — 13.6%

Airlines — 0.2%
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1A, 2.900%, due 3/15/35	408,855	360,189

Auto Manufacturers — 0.8%
BMW US Capital LLC, (Germany)
3.450%, due 4/1/27	655,000	646,862
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	675,000	672,541
		1,319,403

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Banks — 9.3%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%) due 3/24/28(a)	$415,000	$399,162
Bank of Montreal, (Canada)
3.700%, due 6/7/25	380,000	380,492
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%) due 12/15/70(a)	585,000	475,488
5.200%, due 5/12/26	750,000	755,340
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%) due 1/13/31(a)	315,000	276,716
4.625%, (5 Year US CMT T-Note + 3.34%) due 8/25/70(a)	240,000	193,276
4.625%, (5 Year US CMT T-Note + 3.20%) due 7/12/71(a)	465,000	412,270
BPCE SA, (France)
2.045%, (SOFR + 1.09%) due 10/19/27(a)	1,075,000	961,526
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	459,149
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%) due 4/6/28(a)	870,000	837,771
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%) due 3/23/71(a)	560,000	474,600
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%) due 5/14/32(a)	435,000	349,687
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%) due 1/14/32(a)	540,000	420,692
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%) due 1/7/28(a)	890,000	781,495
HSBC Holdings PLC, (United Kingdom)
3.973%, (3-Month LIBOR + 1.61%) due 5/22/30(a)	230,000	215,665
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	187,821
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	95,472
4.582%, due 12/10/25	775,000	764,077
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%) due 1/14/33(a)	660,000	551,733
4.098%, (SOFR + 2.13%) due 6/21/28(a)	420,000	409,034
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%) due 7/20/32(a)	765,000	634,794
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%) due 5/22/30(a)	850,000	779,148
NatWest Group PLC, (United Kingdom)
4.892%, (3-Month LIBOR + 1.75%) due 5/18/29(a)	770,000	761,360
5.125%, due 5/28/24	150,000	150,309
Royal Bank of Canada, (Canada)
2.939%, (SOFR + 0.71%) due 1/21/27(a)	555,000	534,607
Societe Generale SA, (France)
3.337%, (1 Year US CMT T-Note + 1.60%) due 1/21/33(a)	535,000	446,332
4.750%, (5 Year US CMT T-Note + 3.93%) due 11/26/70(a)	435,000	378,879
5.375%, (5 Year US CMT T-Note + 4.51%) due 5/18/71(a)	330,000	276,908
Standard Chartered PLC, (United Kingdom)
4.750%, (5 Year US CMT T-Note + 3.81%) due 7/14/71(a)	70,000	56,191
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	865,000	746,889
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	459,300
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%) due 1/30/27(a)	570,000	512,761
4.375%, (5 Year US CMT T-Note + 3.31%) due 8/10/71(a)	400,000	321,500
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%) due 11/18/36(a)	635,000	524,445
		15,984,889
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	175,505
3.300%, due 1/23/23	85,000	84,661
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	485,566
Banco BTG Pactual SA/Cayman Islands, (Brazil)
2.750%, due 1/11/26	660,000	596,640
Nomura Holdings, Inc., (Japan)
2.172%, due 7/14/28	860,000	738,403
5.099%, due 7/3/25	440,000	450,004
		2,530,779
Food — 0.2%
MARB Bondco PLC, (Brazil)
3.950%, due 1/29/31	400,000	326,104

Multi-National — 0.2%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	189,424
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	188,009
		377,433
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	225,688
4.750%, due 5/9/27	575,000	551,281
		776,969
Savings & Loans — 0.6%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%) due 2/16/28(a)	370,000	341,788
4.850%, due 7/27/27	600,000	612,815
		954,603

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Telecommunications — 0.3%
Altice France SA/France, (France)
5.125%, due 7/15/29	$565,000	$483,555

Total Foreign Bonds
(Cost $24,003,582)		23,113,924
Foreign Government Obligation — 0.2%
Chile Government International Bond, (Chile)
2.550%,due 7/27/33 (Cost $373,735)	425,000	361,756
U.S. Treasury Bonds — 7.3%
U.S. Treasury Bond, 2.875%, due 5/15/52	6,055,000	5,856,320
U.S. Treasury Bond, 3.250%, due 5/15/42	6,490,000	6,497,099
		12,353,419
Total U.S. Treasury Bonds
(Cost $12,320,695)		12,353,419
U.S. Treasury Notes — 15.9%
U.S. Treasury Note, 2.625%, due 7/31/29	20,790,000	20,689,298
U.S. Treasury Note, 2.750%, due 7/31/27	1,515,000	1,518,787
U.S. Treasury Note, 3.000%, due 7/31/24	2,195,000	2,199,116
U.S. Treasury Note, 3.000%, due 7/15/25	2,705,000	2,718,525
		27,125,726
Total U.S. Treasury Notes
(Cost $27,041,204)		27,125,726

United States Government Agency Mortgage-Backed Securities — 7.4%

Mortgage Securities — 7.4%
Fannie Mae Pool
Series 2021-BT0472, 2.000%, due 7/1/51	92,583	83,457
Series 2021-FM7685, 3.000%, due 6/1/51	118,874	114,777
Series 2021-FM8360, 2.500%, due 8/1/51	75,364	70,552
Series 2022-FS0898, 3.000%, due 2/1/52	345,781	333,799
Series 2022-FS1429, 3.500%, due 4/1/52	809,011	801,611
Series 2022-FS2058, 4.000%, due 6/1/52	743,802	748,670
Series 2022-MA4626, 4.000%, due 6/1/52	1,856,212	1,866,637
Series 2022-MA4644, 4.000%, due 5/1/52	956,445	961,816
Series 2022-MA4655, 4.000%, due 7/1/52	1,239,210	1,246,354
Series 2022-MA4709, 5.000%, due 7/1/52	342,456	351,917
Fannie Mae REMICS
Series 2022-5, 0.286%, due 2/25/52(a)	392,792	3,337
Freddie Mac Pool
Series 2019-SD8030, 3.000%, due 12/1/49	237,051	229,659
Series 2021-RA6132, 2.500%, due 10/1/51	599,695	559,975
Series 2021-SD0625, 2.500%, due 5/1/51	337,783	315,569
Freddie Mac REMICS
Series 2020-4990, 2.500%, due 7/25/50	603,723	85,299
Series 2020-5021, 2.036%, due 10/25/50(a)	921,560	54,995
Series 2020-5031, 2.500%, due 10/25/50	582,467	84,053
Series 2020-5038, 2.500%, due 10/25/50	564,667	81,474
Series 2020-5038, 2.500%, due 10/25/50	913,289	133,318
Series 2020-5038, 1.500%, due 11/25/50	375,440	317,356
Series 2020-5048, 2.000%, due 12/25/50	497,565	58,195
Series 2021-5149, 2.500%, due 10/25/51	1,866,766	261,828
Series 2021-5187, 0.286%, due 1/25/52(a)	690,367	7,790
Series 2022-5200, 1.986%, due 2/25/52(a)	776,241	44,460
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(e)	192,230	155,572
Series 2017-358, 0.000%, due 10/15/47(e)	352,070	286,861
Series 2017-358, 3.500%, due 10/15/47	987,555	162,770
Series 2021-377, 2.000%, due 1/25/51	205,330	25,512
FREMF 2017-K71 Mortgage Trust
Series 2017-K71, 3.753%, due 11/25/50(a) (b)	245,000	238,349
FREMF 2018-K77 Mortgage Trust
Series 2018-K77, 4.161%, due 5/25/51(a) (b)	245,000	237,130
FREMF 2018-K86 Mortgage Trust
Series 2018-K86, 4.294%, due 11/25/51(a) (b)	625,000	606,387
FREMF 2019-K102 Mortgage Trust
Series 2019-K102, 3.531%, due 12/25/51(a) (b)	85,000	78,222
FREMF 2019-K103 Mortgage Trust
Series 2019-K103, 3.455%, due 12/25/51(a) (b)	255,000	237,494
FREMF 2019-K87 Mortgage Trust
Series 2019-K87, 4.324%, due 1/25/51(a) (b)	35,000	33,890
FREMF 2019-K94 Mortgage Trust
Series 2019-K94, 3.966%, due 7/25/52(a) (b)	395,000	379,073
Series 2019-K94, 3.966%, due 7/25/52(a) (b)	470,000	444,273
FREMF 2019-K95 Mortgage Trust
Series 2019-K95, 3.921%, due 8/25/52(a) (b)	50,000	47,167
FREMF 2019-K98 Mortgage Trust
Series 2019-K98, 3.738%, due 10/25/52(a) (b)	85,000	79,146
FREMF 2020-K104 Mortgage Trust
Series 2020-K104, 3.540%, due 2/25/52(a) (b)	50,000	46,182
Government National Mortgage Association
Series 2020-MA6398, 2.500%, due 1/20/50	51,458	48,366
Series 2021-116, 2.500%, due 7/20/51	1,248,097	196,289
Series 2021-156, 2.500%, due 9/20/51	1,072,855	110,017
Series 2021-158, 2.195%, due 9/20/51(a)	1,073,395	74,359
Series 2021-42, 2.500%, due 3/20/51	694,202	74,328
Series 2022-19, 0.945%, due 1/20/52(a)	1,783,221	33,978
Series 2022-24, 0.865%, due 2/20/52(a)	9,131,421	169,519
		12,581,782
Total United States Government Agency Mortgage-Backed Securities

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
(Cost $12,615,356)		$12,581,782

	Shares	Value
Short-Term Investment — 1.9%

Money Market Fund — 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(f) (g)	451,500	451,500
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.76%(f)	2,780,027	2,780,027
Total Short-Term Investment (Cost $3,231,527)		3,231,527
Total Investments — 99.5%
(Cost $172,771,386)		169,183,164
Other Assets and Liabilities, Net — 0.5%		779,273
Net Assets — 100.0%		$169,962,437

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,024,963; total market value of collateral held by the Fund was $1,052,161. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $600,661.
(d)	Less than 0.05%.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 7-day yield at July 31, 2022.
(g)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

July 31, 2022 (unaudited)

Open futures contracts outstanding at July 31, 2022:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2022	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2022	50	$6,325,362	$6,562,500	$237,138
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	September 2022	17	3,583,904	3,577,836	(6,068)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2022	37	4,157,663	4,207,883	50,220
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2022	37	5,567,479	5,857,562	290,083
						$571,373

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $447,650 at July 31, 2022.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Collateralized Mortgage Obligations	$–	$12,378,218	$–	$12,378,218
Commercial Asset-Backed Securities	–	15,701,087	–	15,701,087
Commercial Mortgage-Backed Securities	–	10,842,661	–	10,842,661
Corporate Bonds	–	51,493,064	–	51,493,064
Foreign Bonds	–	23,113,924	–	23,113,924
Foreign Government Obligation	–	361,756	–	361,756
U.S. Treasury Bonds	–	12,353,419	–	12,353,419
U.S. Treasury Notes	–	27,125,726	–	27,125,726
United States Government Agency Mortgage-Backed Securities	–	12,581,782	–	12,581,782
Short-Term Investment:
Money Market Fund	3,231,527	–	–	3,231,527
Total Investments in Securities	3,231,527	165,951,637	–	169,183,164
Other Financial Instruments:(i)
Futures Contracts	577,441	–	–	577,441
Total Investments in Securities and Other Financial Instruments	$3,808,968	$165,951,637	$–	$169,760,605
Liability Valuation Inputs
Other Financial Instruments:(i)
Futures Contracts	$(6,068)	$–	$–	$(6,068)

(h)	For a complete listing of investments and their states, see the Schedule of Investments.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.